SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Financial income (expenses), net	$ 26,330	$ (6,451)
Share-based compensation to employees and service providers	(849)	(2,924)
Depreciation	(1,055)	(1,154)
Amortization and impairment of intangible assets	(530)	(2,900)
Gain from early termination of leases	694
Other income	42,993
Consolidated Comprehensive income (loss)	51,002	(32,239)
Commercial Operations
Disclosure of operating segments [line items]
Adjusted EBITDA	(11,031)	(12,190)
Research and Development
Disclosure of operating segments [line items]
Adjusted EBITDA	$ (5,550)	$ (6,620)